Other Intangible Assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Amortization of intangibles	£ 4	£ 16	£ 20
Licenses and Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	24
Ending Balance	320	24
Licenses and Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	130	107
Additions	300	23
Ending Balance	430	130	107
Licenses and Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	106	90
Amortization of intangibles	4	16
Ending Balance	£ 110	£ 106	£ 90